INVESTMENTS IN AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2012
INVESTMENTS IN AFFILIATES
Schedule of investments in affiliates

	At December 31,
	2011		2012
	Carrying Value	Ownership Percentage	Carrying Value	Ownership Percentage
	$	(%)	$	(%)
Suzhou Gaochuangte New Energy Co., Ltd.	6,489,445	40	6,453,371	40
CSI SkyPower	—	—	2,565,075	50
GCL-CSI (Suzhou) Photovoltaic Technology Co., Ltd.	2,625,743	10	1,834,296	10
Nernst New Energy (Suzhou) Co., Ltd.	1,337,062	50	—	—
Ningxia GD CSI New Energy Co., Ltd.	555,475	35	—	—
Others	—	—	15,874,847	21-30

	11,007,725		26,727,589